Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per share	Earnings per share

	Restated[a]
	2021	2020	2019
	£m	£m	£m
Profit attributable to ordinary equity holders of the parent	6,205	1,526	2,461

	2021	2020	2019
	million	million	million
Basic weighted average number of shares in issue	16,985	17,300	17,200
Number of potential ordinary shares	435	368	282
Diluted weighted average number of shares	17,420	17,668	17,482

	Basic earnings per share			Diluted earnings per share
	Restated[a]			Restated[a]
	2021	2020	2019	2021	2020	2019
	p	p	p	p	p	p
Earnings per ordinary share	36.5	8.8	14.3	35.6	8.6	14.1
Note
a    2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
The calculation of basic earnings per share is based on the profit attributable to equity holders of the parent and the basic weighted average number of shares excluding treasury shares held in employee benefit trusts or held for trading. When calculating the diluted earnings per share, the weighted average number of shares in issue is adjusted for the effects of all expected dilutive potential ordinary shares held in respect of Barclays PLC, totaling 435m (2020: 368m) shares. The total number of share options outstanding, under schemes considered to be potentially dilutive, was 688m (2020: 719m). These options have strike prices ranging from £0.84 to £1.66.
Of the total number of employee share options and share awards at 31 December 2021, 5m (2020: 69m) were anti-dilutive.
The 315m decrease (2020: 100m increase) in the basic weighted average number of shares is primarily due to the impact of the share buyback programmes completed in the year.